The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

June 28, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ashmore Funds

1940 Act Registration No. 811-22468

Ladies and Gentlemen:

On behalf of Ashmore Funds, enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“Rule 497(e)”), are exhibits containing interactive data format of risk/return summary information that reflect the risk/return summary information included in the supplement, filed pursuant to Rule 497(e) on June 7, 2011, to the Prospectuses of Ashmore Emerging Markets Local Currency Fund dated December 10, 2010 and April 12, 2011.

If there are any questions or comments concerning the foregoing, please contact the undersigned at (312) 557-3948.

Sincerely,

Ashmore Funds

/s/ Owen T. Meacham
Owen T. Meacham
Assistant Secretary of the Trust

Enclosures